[Version A]

                                  PHOENIX TRUST
                         (FORMERLY, PHOENIX-ZWEIG TRUST)

                     Supplement dated September 30, 2002 to
          the Statement of Additional Information dated May 1, 2002, as supplemented June 21, 2002


The section entitled "Performance Comparisons" on page 11 of the Statement of Additional Information is amended by deleting the third sentence and replacing it with the following:

         The total return may be used to compare the performance of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Index (the "S&P 500"), Russell 2000 Stock Index, Dow Jones Industrial Average, Consumer Price Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

PXP 1202/Indices (09/02)


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                                                                     [Version B]

                                  PHOENIX TRUST
                         (FORMERLY, PHOENIX-ZWEIG TRUST)

               PHOENIX-ZWEIG GOVERNMENT CASH FUND--CLASS M SHARES

                     Supplement dated September 30, 2002 to
          the Statement of Additional Information dated May 1, 2002, as supplemented June 21, 2002


The section entitled "Performance Comparisons" on page 3 of the Statement of Additional Information is amended by deleting the third sentence and replacing it with the following:

         The total return may be used to compare the performance of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Index (the "S&P 500"), Russell 2000 Stock Index, Dow Jones Industrial Average, Consumer Price Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

PXP 1203/Indices (09/02)